Fair Value Measurement - Fair Value Measurement Hierarchy for Assets and Liabilities (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets		¥ 15,408,896	$ 2,147,941	¥ 14,275,698
Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	4,297,376	$ 599,038	3,829,777
Quoted prices in active markets (Level 1) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	0
Significant observable inputs (Level 2) [Member] | Bill receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	¥ 4,297,376		¥ 3,829,777

[1]	The fair values of the Group’s debt financial assets at fair value through OCI were measured using the discounted cash flows model. The model incorporates market observable input including the interest rate of similar instruments.